Consolidated Statements of Operations and Comprehensive Income - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue		$ 98,133,646	$ 102,106,509	$ 74,817,208
Cost of revenue		(95,725,710)	(100,190,534)	(73,703,892)
Gross profit		2,407,936	1,915,975	1,113,316
Selling, general and administrative expenses		(7,162,731)	(828,321)	(746,169)
(Loss) profit from operations		(4,754,795)	1,087,654	367,147
Other income (expense)
Interest income		8,688	1,201	126
Other income		1,326	9,789	32,698
Currency exchange loss		(4,800)	(3,184)	(2,299)
Total other income, net		5,214	7,806	30,525
(Loss) income before provision for income taxes		(4,749,581)	1,095,460	397,672
Income tax expense		(227,135)	(159,340)	(6,563)
Net (loss) income and total comprehensive (loss) income		$ (4,976,716)	$ 936,120	$ 391,109
Earnings per share – basic (in Dollars per share)	[1]	$ (0.431)	$ 0.083	$ 0.034
Earnings per share – diluted (in Dollars per share)	[1]	$ (0.431)	$ 0.083	$ 0.034
Weighted average shares outstanding – basic (in Shares)	[1]	11,534,324	11,250,000	11,250,000
Weighted average shares outstanding – diluted (in Shares)	[1]	11,534,324	11,250,000	11,250,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split.